Note 3 - Advances for Vessels Under Construction (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Oct. 14, 2024
Payments to Acquire Vessels Under Construction	$ 703	$ (0)
Vessels Under Construction [Member]
Contractual Obligation				$ 71,800,000
Payments to Acquire Vessels Under Construction	$ 7,200,000		$ 7,200,000